Share Capital - Summary of Share Capital Registered, Authorised, Issued and Fully Paid (Parenthetical) (Detail) - ¥ / shares	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary share, par value	¥ 1	¥ 1